Leases - Schedule of undiscounted lease payments receivables (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	¥ 871	¥ 956
Less than 1 year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	150	165
1 to 2 years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	141	149
In the third year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	135	144
In the fourth year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	134	139
In the fifth year [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	114	138
Later than five years [member]
Disclosure of maturity analysis of operating lease payments [Line items]
Undiscounted operating lease payments to be received	¥ 197	¥ 221